Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory consisted of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Intravenous drugs	$32,388	$25,674
Oral pharmaceuticals	12,181	10,802
Total inventories	$44,569	$36,476